John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

July 2, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of Prospectuses and Statement of Additional Information for the Trust, each dated July 1, 2013, that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 53 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U. S. Securities and Exchange Commission on June 26, 2013 via EDGAR

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4326.

Sincerely,

/s/ Andrew Wilkins

Andrew Wilkins.

Assistant Secretary